SUMMARY OF IMPACT OF CORRECTIONS BASED ON CHANGE IN PRESENTATION CURRENCY (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2021 USD ($)	[1]
Current assets:
Cash and cash equivalents	$ 3,442,259	$ 1,366,231				$ 1,802,469
Accounts receivables, net	216,536	113,395				149,602
Inventories, net	601,900	674,529				889,907
Deposit, prepayments and other receivables	883,227	689,562				909,738
Total current assets	5,146,822	3,780,589				4,987,732
Non-current assets:
Plant and equipment, net	220,603	225,565				297,587
Right-of-use assets, net	3,250,835	3,111,037				4,100,541
Total non-current assets	3,471,438	3,336,602				4,398,128
TOTAL ASSETS	8,618,260	7,117,191				9,385,860
Current liabilities:
Accounts payable	267,792	993,547				1,310,787
Customer deposits	696,538	846,937				1,117,364
Accrued liabilities and other payables	498,027	216,596				285,756
Lease liabilities	1,437,055	1,237,165				1,632,192
Total current liabilities	2,899,412	3,294,245				4,346,099
Long-term liabilities:
Other payables	98,875	94,810				125,083
Lease liabilities	2,176,061	2,129,237				2,809,102
Total long-term liabilities	2,274,936	2,224,047				2,934,185
Total long-term liabilities	5,174,348	5,518,292				7,280,284
Commitments and contingencies
Shareholders’ equity
Ordinary share	1,469	1,325				1,747
Additional paid-in capital	32,250,867	28,696,900				38,798,253
Accumulated other comprehensive loss	(3,444,552)	(3,401,649)				(4,666,758)
Accumulated losses	(25,363,872)	(23,697,677)				(32,027,666)
Total shareholders' equity	3,443,912	1,598,899		1,332,932		2,105,576	$ 490,679
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	8,618,260	7,117,191				9,385,860
Revenues, net	4,173,028	5,072,320	$ 6,811,111	5,973,083	$ 8,235,089
Cost of goods sold	(1,426,329)	(1,436,172)	(1,928,492)	(2,260,821)	(3,116,993)
Gross profit	2,746,699	3,636,148	4,882,619	3,712,262	5,118,096
Operating expenses:
Sales and distribution expenses	(1,866,300)	(2,292,629)	(3,078,543)	(1,993,168)	(2,747,981)
General and administrative expenses	(2,669,337)	(1,133,060)	(1,521,472)	(976,200)	(1,345,886)
Total operating expenses	(4,535,637)	(3,425,689)	(4,600,015)	(2,969,368)	(4,093,867)
Income from operations	(1,788,938)	210,459	282,604	742,894	1,024,229
Other income:
Interest income		6,132	8,234
Government subsidies	15,552	8,564	11,500	57,084	78,702
Sundry income	107,191	12,344	16,575	14,749	20,334
Total other income, net	122,743	27,040	36,309	71,833	99,036
Income before income taxes	(1,666,195)	237,499	318,913	814,727	1,123,265
Income tax expense
Net (income) loss for the year	(1,666,195)	237,499	318,913	814,727	1,123,265
Related Party [Member]
Current assets:
Amount due from related parties	2,900	383,321				505,716
Former Shareholder [Member]
Current assets:
Amount due from related parties		553,551				$ 730,300
Foreign Currency Translation [Member]
Current assets:
Cash and cash equivalents		(436,238)
Accounts receivables, net		(36,207)
Inventories, net		(215,378)
Deposit, prepayments and other receivables		(220,176)
Total current assets		(1,207,143)
Non-current assets:
Plant and equipment, net		(72,022)
Right-of-use assets, net		(989,504)
Total non-current assets		(1,061,526)
TOTAL ASSETS		(2,268,669)
Current liabilities:
Accounts payable		(317,240)
Customer deposits		(270,427)
Accrued liabilities and other payables		(69,160)
Lease liabilities		(395,027)
Total current liabilities		(1,051,854)
Long-term liabilities:
Other payables		(30,273)
Lease liabilities		(679,865)
Total long-term liabilities		(710,138)
Total long-term liabilities		(1,761,992)
Commitments and contingencies
Shareholders’ equity
Ordinary share		(422)
Additional paid-in capital		(10,101,353)
Accumulated other comprehensive loss		1,265,109
Accumulated losses		8,329,989
Total shareholders' equity		(506,677)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		(2,268,669)
Revenues, net		(1,738,791)		(2,262,006)
Cost of goods sold		492,320		856,172
Gross profit		(1,246,471)		(1,405,834)
Operating expenses:
Sales and distribution expenses		785,914	700	754,813
General and administrative expenses		388,412	77,488	369,686	9,923
Total operating expenses		1,174,326	78,188	1,124,499	9,923
Income from operations		(72,145)	78,188	(281,335)	9,923
Other income:
Interest income		(2,102)	8,234
Government subsidies		(2,936)	11,500	(21,618)	78,702
Sundry income		(4,231)	(97,922)	(5,585)	(88,625)
Total other income, net		(9,269)	(78,188)	(27,203)	(9,923)
Income before income taxes		(81,414)		(308,538)
Income tax expense
Net (income) loss for the year		(81,414)		$ (308,538)
Foreign Currency Translation [Member] | Related Party [Member]
Current assets:
Amount due from related parties		(122,395)
Foreign Currency Translation [Member] | Former Shareholder [Member]
Current assets:
Amount due from related parties		$ (176,749)

[1]	The shares amounts are presented on a retroactive basis.